UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               --------------

Check here if Amendment             |_|  Amendment Number: _____
This Amendment (Check only one):    |_|  is a restatement.
                                    |_|  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Drake Asset Management, LLC
Address: 55 Brookville Road
         Glen Head, NY 11545

Form 13F File Number: 28-11342
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Davis P. Stowell
Title: Vice President
Phone: (516) 686-2201

Signature, Place, and Date of Signing:

         /s/ DAVIS P. STOWELL       Glen Head, NY          August 13, 2009
         --------------------

Report Type (check only one):

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     104

Form 13F Information Table Value Total:     $59,108 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

DRAKE ASSET MANAGEMENT LLC AT 06/30/2009
FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN 2       COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7       COLUMN 8
                                                                                                                       VOTING
                                                          MARKET    -----------------------                           AUTHORITY
                                                          VALUE     SHARES OR    SH/   PUT/  INVESTMT    OTHER   -------------------
NAME OF ISSUER               TITLE OF CLASS     CUSIP    (X$1000)   PRIN AMT  PRIN AMT CALL  DISCRETN  MANAGERS    SOLE  SHARED NONE
-------------------------------------------------------- ---------------------------------------------------------------------------
ACE LTD                       SHS              H0023R105      796     18,000     SH            SOLE              18,000     0      0
ACTIVISION BLIZZARD INC       COM              00507v109      815     64,554     SH            SOLE              64,554     0      0
AMERICAN TOWER CORP           CL A             029912201      315     10,000     SH            SOLE              10,000     0      0
AMERISAFE INC COM             COM              03071H100      280     18,000     SH            SOLE              18,000     0      0
AMGEN INC                     COM              031162100      265      5,000     SH            SOLE               5,000     0      0
AMTRUST FINANCIAL SERVICES I  COM              032359309      456     40,000     SH            SOLE              40,000     0      0
ANADARKO PETE CORP            COM              032511107      454     10,000     SH            SOLE              10,000     0      0
ANNALY CAP MGMT INC           COM              035710409      227     15,000     SH            SOLE              15,000     0      0
ASSURANT INC                  COM              04621X108      602     25,000     SH            SOLE              25,000     0      0
ASTORIA FINL CORP             COM              046265104      326     37,954     SH            SOLE              37,954     0      0
AT&T INC                      COM              00206r102      248     10,000     SH            SOLE              10,000     0      0
BANK OF AMERICA CORPORATION   COM              060505104      198     15,000     SH            SOLE              15,000     0      0
BANK OF NEW YORK MELLON CORP  COM              064058100      234      8,000     SH            SOLE               8,000     0      0
BARRICK GOLD CORP             COM              067901108      252      7,500     SH            SOLE               7,500     0      0
BROOKLINE BANCORP INC DEL     COM              11373M107      419     45,000     SH            SOLE              45,000     0      0
BUNGE LIMITED                 COM              G16962105      904     15,000     SH            SOLE              15,000     0      0
CANADIAN NAT RES LTD          COM              136385101    4,514     86,000     SH            SOLE              86,000     0      0
CENTENE CORP DEL              COM              15135B101    1,089     54,500     SH            SOLE              54,500     0      0
CENTENNIAL COMMUNCTNS CORP N  CL A NEW         15133v208    1,349    160,937     SH            SOLE             160,937     0      0
CENTER FINL CORP CALIF        COM              15146e102       58     23,178     SH            SOLE              23,178     0      0
CENTRAL JERSEY BANCORP NJ     COM              153770102      171     31,109     SH            SOLE              31,109     0      0
CHICOPEE BANCORP INC          COM              168565109      364     28,100     SH            SOLE              28,100     0      0
CHIMERA INVT CORP             COM              16934Q109    1,481    424,392     SH            SOLE             424,392     0      0
CHINA MOBILE LIMITED          SPONSORED ADR    16941m109    1,252     25,000     SH            SOLE              25,000     0      0
CONSOL ENERGY INC             COM              20854P109      611     18,000     SH            SOLE              18,000     0      0
CORUS BANKSHARES INC          COM              220873103        5     18,000     SH            SOLE              18,000     0      0
COSAN LTD                     SHS A            G25343107      104     20,000     SH            SOLE              20,000     0      0
CRESCENT FINL CORP            COM              225744101       82     21,619     SH            SOLE              21,619     0      0
CRESUD S A C I F Y A          SPONSORED ADR    226406106      414     43,918     SH            SOLE              43,918     0      0
DENDREON CORP                 COM              24823Q107      375     15,000     SH            SOLE              15,000     0      0
DEUTSCHE TELEKOM AG           SPONSORED ADR    251566105    2,896    245,411     SH            SOLE             245,411     0      0
DEVON ENERGY CORP NEW         COM              25179m103    1,417     26,000     SH            SOLE              26,000     0      0
DIANA SHIPPING INC            COM              Y2066G104      266     20,000     SH            SOLE              20,000     0      0
DIME CMNTY BANCSHARES         COM              253922108      182     20,000     SH            SOLE              20,000     0      0
E TRADE FINANCIAL CORP        COM              269246104       32     25,000     SH            SOLE              25,000     0      0
EMBARQ CORP                   COM              29078E105    1,262     30,000     SH            SOLE              30,000     0      0
ENCANA CORP                   COM              292505104      396      8,000     SH            SOLE               8,000     0      0
FIRST CMNTY BANCSHARES INC N  COM              31983A103      193     15,000     SH            SOLE              15,000     0      0
FIRST FINL BANCORP OH         COM              320209109       75     10,000     SH            SOLE              10,000     0      0
FIRST HORIZON NATL CORP       COM              320517105      360     30,000     SH            SOLE              30,000     0      0
FORD MTR CO CAP TR II         PFD TR CV6.5%    345395206      771     35,000     SH            SOLE              35,000     0      0
GAMCO INVESTORS INC           COM              361438104      412      8,500     SH            SOLE               8,500     0      0
GENERAL COMMUNICATION INC     CL A             369385109      490     70,700     SH            SOLE              70,700     0      0
GILEAD SCIENCES INC           COM              375558103      468     10,000     SH            SOLE              10,000     0      0
GLACIER BANCORP INC NEW       COM              37637q105      445     30,117     SH            SOLE              30,117     0      0
GOLDCORP INC NEW              COM              380956409      695     20,000     SH            SOLE              20,000     0      0
GOODRICH PETE CORP            COM NEW          382410405      344     14,000     SH            SOLE              14,000     0      0
HARLEY DAVIDSON INC           COM              412822108      162     10,000     SH            SOLE              10,000     0      0
HEWLETT PACKARD CO            COM              428236103      387     10,000     SH            SOLE              10,000     0      0
HEXCEL CORP NEW               COM              428291108      305     32,000     SH            SOLE              32,000     0      0
HMN FINL INC                  COM              40424g108       49     13,849     SH            SOLE              13,849     0      0
HUDSON CITY BANCORP           COM              443683107    2,279    171,517     SH            SOLE             171,517     0      0
HUNTINGTON BANCSHARES INC     COM              446150104      335     80,048     SH            SOLE              80,048     0      0
HUNTSMAN CORP                 COM              447011107      252     50,000     SH            SOLE              50,000     0      0
IBERIABANK CORP               COM              450828108    1,395     35,400     SH            SOLE              35,400     0      0
ICICI BK LTD                  ADR              45104g104      354     12,000     SH            SOLE              12,000     0      0
IESI BFC LTD                  COM              44951D108      117     10,000     SH            SOLE              10,000     0      0
INTERNATIONAL BANCSHARES COR  COM              459044103      258     25,000     SH            SOLE              25,000     0      0
INTL PAPER CO                 COM              460146103      454     30,000     SH            SOLE              30,000     0      0
JOHNSON & JOHNSON             COM              478160104      568     10,000     SH            SOLE              10,000     0      0
KEYCORP NEW                   COM              493267108      681    130,000     SH            SOLE             130,000     0      0
KINROSS GOLD CORP             COM NO PAR       496902404      363     20,000     SH            SOLE              20,000     0      0
L-1 IDENTITY SOLUTIONS INC    COM              50212A106      232     30,000     SH            SOLE              30,000     0      0
NATIONAL PENN BANCSHARES INC  COM              637138108       92     20,000     SH            SOLE              20,000     0      0
NEW YORK CMNTY BANCORP INC    COM              649445103      904     84,590     SH            SOLE              84,590     0      0
NEWMONT MINING CORP           COM              651639106      580     14,200     SH            SOLE              14,200     0      0
NOKIA CORP                    SPONSORED ADR    654902204      219     15,000     SH            SOLE              15,000     0      0
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR    68370r109    1,913    162,500     SH            SOLE             162,500     0      0
PACIFIC PREMIER BANCORP       COM              69478X105      516    101,100     SH            SOLE             101,100     0      0
PEABODY ENERGY CORP           COM              704549104      603     20,000     SH            SOLE              20,000     0      0
PEOPLES UNITED FINANCIAL INC  COM              712704105      452     30,000     SH            SOLE              30,000     0      0
PEPSICO INC                   COM              713448108      550     10,000     SH            SOLE              10,000     0      0
PETROHAWK ENERGY CORP         COM              716495106      335     15,000     SH            SOLE              15,000     0      0
PHH CORP                      COM NEW          693320202      273     15,000     SH            SOLE              15,000     0      0
PROGRESSIVE CORP OHIO         COM              743315103      212     14,000     SH            SOLE              14,000     0      0
PROSHARES TR                  PSHS ULTRA O&G   74347R719      265     10,000     SH            SOLE              10,000     0      0
PROSHARES TR                  PSHS ULTSH 20YRS 74347R297      764     15,000     SH            SOLE              15,000     0      0
PROSHARES TR                  PSHS REAL ESTAT  74347R552      295     15,000     SH            SOLE              15,000     0      0
PROSPERITY BANCSHARES INC     COM              743606105    1,343     45,034     SH            SOLE              45,034     0      0
RCN CORP                      COM NEW          749361200      318     53,241     SH            SOLE              53,241     0      0
SAVVIS INC                    NOTE 3.000% 5/1  805423AA8      374    500,000     SH            SOLE             500,000     0      0
SIGNATURE BK NEW YORK N Y     COM              82669G104      273     10,000     SH            SOLE              10,000     0      0
SILVER WHEATON CORP           COM              828336107      494     60,000     SH            SOLE              60,000     0      0
SIX FLAGS INC                 COM              83001P109       12     75,000     SH            SOLE              75,000     0      0
SOHU COM INC                  COM              83408W103    1,257     20,000     SH            SOLE              20,000     0      0
SPRINT NEXTEL CORP            COM SER 1        852061100       48     10,000     SH            SOLE              10,000     0      0
STATE STR CORP                COM              857477103      880     18,650     SH            SOLE              18,650     0      0
STERLING BANCSHARES INC       COM              858907108      260     41,000     SH            SOLE              41,000     0      0
TECHE HLDG CO                 COM              878330109      540     16,328     SH            SOLE              16,328     0      0
TELECOM ARGENTINA S A         SPON ADR REP B   879273209      192     15,000     SH            SOLE              15,000     0      0
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209    1,209     24,500     SH            SOLE              24,500     0      0
TOWER GROUP INC               COM              891777104    1,956     78,950     SH            SOLE              78,950     0      0
US BANCORP DEL                COM NEW          902973304      358     20,000     SH            SOLE              20,000     0      0
US GOLD CORPORATION           COM PAR $0.10    912023207      198     75,000     SH            SOLE              75,000     0      0
VERENIUM CORPORATION          COM              92340P100      251    329,814     SH            SOLE             329,814     0      0
VERENIUM CORPORATION          NOTE 5.500% 4/0  92340PAA8      166    750,000     SH            SOLE             750,000     0      0
WEBSTER FINL CORP CONN        COM              947890109    1,349    167,565     SH            SOLE             167,565     0      0
WELLPOINT INC                 COM              94973v107      662     13,000     SH            SOLE              13,000     0      0
WELLS FARGO & CO NEW          COM              949746101      356     14,656     SH            SOLE              14,656     0      0
WHITNEY HLDG CORP             COM              966612103       92     10,000     SH            SOLE              10,000     0      0
WILSHIRE BANCORP INC          COM              97186T108      339     58,966     SH            SOLE              58,966     0      0
WINDSTREAM CORP               COM              97381W104      170     20,277     SH            SOLE              20,277     0      0
WSFS FINL CORP                COM              929328102      218      8,000     SH            SOLE               8,000     0      0
YAMANA GOLD INC               COM              98462y100      265     30,000     SH            SOLE              30,000     0      0